Employee benefits (Details 4) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 2,000
Add: Effect of salary growth	1,076
Defined benefit obligation with projected salary growth	3,076	₨ 2,894	₨ 2,628
50 basis points increase | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,162
50 basis points increase | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,160
50 basis points decrease | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,995
50 basis points decrease | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 2,996